Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	$ 3,742	$ 3,743	$ 2,575
Intangible assets	42,175	39,577	46,945
Deferred tax assets	5,136	4,668	2,495
Investments accounted for using the equity method	66	0	0
Total non-current assets	51,119	47,988	52,015
Current assets
Cash and cash equivalents	553	1,285	8,604
Restricted cash	608	1,195	1,140
Trade and other receivables	7,021	9,088	12,785
Total current inventories	2,115	1,887	1,968
Assets classified as held for sale	0	8,214	0
Total current assets	10,297	21,669	24,497
TOTAL ASSETS	61,416	69,657	76,512
Current liabilities
Trade and other payables	14,597	15,457	8,917
Income tax liability	156	132	708
Provisions	1,778	1,104	2,802
Loans and borrowings	2,384	5,109	1,004
Liabilities classified as held for sale	0	1,497	0
Total current liabilities	18,915	23,299	13,431
Non-current liabilities
Other payables	6,443	0	0
Total non-current provisions	76	57	165
Total non-current portion of non-current borrowings	30,004	23,452	22,087
Deferred tax liabilities	2,232	1,234	411
Total non-current liabilities	38,755	24,743	22,663
Total liabilities	57,670	48,042	36,094
Equity
Share capital	308	256	222
Share premium	105,018	99,418	76,229
Cumulative translation reserve	1,203	(139)	(1,465)
Other reserves	(6,492)	(5,984)	15,314
Accumulated deficit	(96,291)	(71,936)	(49,882)
Equity and reserves attributable to owners	3,746	21,615	40,418
Non-controlling interest	0	0	0
Total equity	3,746	21,615	40,418
TOTAL EQUITY AND LIABILITIES	$ 61,416	$ 69,657	$ 76,512